GOODWILL AND INTANGIBLE ASSETS (Schedule of Significant Goodwill and Intangible Assets) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Long-term growth rate	2.00%
Waveform Technologies Inc [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount of goodwill	$ 12,403
Discount rate applied (real pre-tax)	18.60%
EBITDA would need to decrease for an impairment to arise	56.51%
Long-term growth rate	2.00%
Epi Capture Limited [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount of goodwill	$ 1,420
Discount rate applied (real pre-tax)	21.90%
EBITDA would need to decrease for an impairment to arise	84.35%
Long-term growth rate	2.00%